Other Liabilities - Current Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Other current liabilities
Current financial liabilities	$ 152	$ 133
Employee compensation	77	85
Accrued interest payable	66	82
Taxes other than income taxes	52	32
Accrued expenses	51	50
Derivative liability	48	1
Income taxes payable	42	69
Contract liabilities	36	33
Customer rebates	36	29
Operating lease liability	24	22
Restructuring	18	5
Other	17	19
Total other current liabilities	$ 619	$ 561